Share-Based Compensation - Schedule of Stock Options Valuation Assumptions (Detail) - Employee stock option [member]		3 Months Ended	12 Months Ended
		Mar. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility rate	[1]	24.00%	32.00%		28.00%		33.00%
Dividend yield		1.03% [2]	1.43%	[3]	0.00%	[3]	0.00%	[3]
Risk-free interest rate	[4]	2.03%	1.36%		1.67%		1.85%
Expected term (in years)	[5]	6 years	6 years		6 years		6 years

[1]	Due to limited trading history for our common stock, we did not have sufficient information available on which to base a reasonable and supportable estimate of the expected volatility of our share price. As a result, we used an average historical volatility of our peer group over a time period consistent with our expected term assumption. Our peer group was determined based upon companies in our industry with similar business models and is consistent with those used to benchmark our executive compensation.
[2]	Estimated based on the expected annualized dividend payment at the date of grant.
[3]	Estimated based on the expected annualized dividend payment at the date of grant. For the 2014 and 2015 options, we had no plans to pay dividends during the expected term at the time of grant.
[4]	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.
[5]	Estimated using the average of the vesting periods and the contractual term of the options.